Financial Instruments - Fair Value Inputs (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Discount rate | Redeemable Preferred Shares | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0675	0.0617